Commitments and Contingencies (Summary of Contractual Commitments) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2026	$ 2,299
2027	1,386
2028	1,133
2029	1,083
2030	902
Thereafter	9,248
Contractual Commitments	16,051
Other commitments
Revenue, Remaining Performance Obligation, Amount	$ 344		$ 495
Nalcor Energy
Other commitments
Long-term Purchase Commitment, Period	50 years
TEC
Other commitments
Approved payment	$ 15	$ 11
SeaCoast Gas Transmission, LLC | PGS
Other commitments
Revenue, Remaining Performance Obligation, Amount	$ 121
Maritime Link Project
Other commitments
Long-term Purchase Commitment, Period	38 years
Approved payment	$ 199
Monthly holdback related to contractual obligation	4
Purchased power
Recorded Unconditional Purchase Obligation [Line Items]
2026	413
2027	422
2028	411
2029	459
2030	451
Thereafter	5,941
Contractual Commitments	8,097
Transportation
Recorded Unconditional Purchase Obligation [Line Items]
2026	780
2027	588
2028	478
2029	413
2030	370
Thereafter	2,954
Contractual Commitments	5,583
Transportation | NMGC
Recorded Unconditional Purchase Obligation [Line Items]
2026	23
2027	15
2028	12
2029	3
2030	3
Thereafter	5
Contractual Commitments	61
Fuel, gas supply and storage
Recorded Unconditional Purchase Obligation [Line Items]
2026	674
2027	239
2028	159
2029	156
2030	38
Thereafter	59
Contractual Commitments	1,325
Fuel, gas supply and storage | NMGC
Recorded Unconditional Purchase Obligation [Line Items]
2026	86
2027	12
2028	3
Contractual Commitments	101
Capital projects
Recorded Unconditional Purchase Obligation [Line Items]
2026	288
2027	68
2028	32
2029	6
2030	1
Thereafter	0
Contractual Commitments	395
Other
Recorded Unconditional Purchase Obligation [Line Items]
2026	144
2027	69
2028	53
2029	49
2030	42
Thereafter	294
Contractual Commitments	$ 651